Earnings per share (Details) - BRL (R$) R$ / shares in Units, shares in Thousands, R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Antidilutive shares, outstanding options	1,514	763	797
Basic earnings per share
Net income (loss) attributable to the shareholders of the Company	R$ 70,648	R$ 52,114	R$ (66,160)
Weighted average number of outstanding common shares (thousands)	22,922	18,702	16,849
Basic earnings (losses) per common share	R$ 3.08	R$ 2.79	R$ (3.93)
Diluted earnings per share
Net income (loss) attributable to the shareholders of the Company	R$ 70,648	R$ 52,114	R$ (66,160)
Weighted average number of outstanding common shares (thousands)	24,436	19,465	16,849
Diluted earnings (losses) per common share	R$ 2.89	R$ 2.68	R$ (3.93)